Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2014
Asset Retirement Obligations [Abstract]
Schedule of changes in the Company's ARO
	March 31, 2014	December 31, 2013
	(In thousands)
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	--	17,545
Accretion expense during period	630	663
Asset retirement obligation — end of period	$21,801	$21,171